J.P. MORGAN MUNCIPAL BOND FUNDS

JPMorgan Municipal Income Fund

(the “Fund”)

(a series of JPMorgan Trust II)

(All Share Classes)

Supplement dated March 3, 2020

to the Summary Prospectuses, Prospectuses and Statements of Additional Information

dated July 1, 2019, as supplemented

Portfolio Manager Retirement. Jennifer Tabak has announced her retirement from J.P. Morgan Investment Management Inc. at the end of April. Ms. Tabak will continue to serve on the portfolio management team of the Fund until April 1, 2020.

Effective April 1, 2020, the following changes will be made to each Summary Prospectus and/or Prospectus:

The portfolio manager information in the “Risk/Return Summary — Management” section will be deleted in its entirety and replaced with the following:

Management

J.P. Morgan Investment Management Inc. (the adviser)

Portfolio Manager	Managed the Fund Since	Primary Title with Investment Adviser
Kevin M. Ellis	2020	Managing Director
Wayne Godlin	2020	Managing Director
David Sivinski	2007	Executive Director

“The Fund’s Management and Administration — The Portfolio Managers — JPMorgan Municipal Income Fund” section of the Prospectus will be deleted in its entirety and replaced with the following:

JPMorgan Municipal Income Fund. Kevin M. Ellis, CFA charterholder and Managing Director and Wayne Godlin, Managing Director, are the co-lead portfolio managers responsible for the day-to-day management of the JPMorgan Municipal Income Fund. An employee of JPMIM and/or its affiliates since May 2003, Mr. Ellis is a portfolio manager in the U.S. Fixed Income Group and is responsible for managing separate accounts in the Municipal Bond Group. An employee since 2018, Mr. Godlin is a senior portfolio manager for the Municipal and Tax Aware Strategies team focusing on high yield municipal bonds. Mr. Godlin has over thirty years of municipal bond market experience in both credit analysis and portfolio management, with a focus on analyzing and managing high yield municipal bond portfolios. Previously, Mr. Godlin was a Consultant, evaluating client municipal bond portfolios, at Herbert J. Sims & Co. from 2017 to 2018 and a senior portfolio manager and a member of the Investment Policy Committee at AllianceBernstein Asset Management from 2009 to 2016. David Sivinski, CFA charterholder and Executive Director, has also participated in the management of the JPMorgan Municipal Income Fund since March 2006. In addition to his role as portfolio manager, Mr. Sivinski coordinates municipal management for a number of high net worth clients that focus principally on single state municipal bonds.

In addition, effective April 1, 2020, the following changes will be made to the Fund’s Statements of Additional Information:

SUP-MI-320

The “Portfolio Managers — Portfolio Managers’ Other Accounts Managed — Municipal Income Fund” section will be deleted in its entirety and replaced with the following:

Portfolio Managers’ Other Accounts Managed

The following table shows information regarding all of the other accounts for which advisory fees are not based on the performance of the accounts managed by each portfolio manager as of February 28, 2019:

	Non-Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Municipal Income Fund
Kevin M. Ellis*	5	$2,480,558	0	$0	100	$2,168,093
Wayne Godlin*	1	450,483	0	0	0	0
David Sivinski	4	5,011,426	0	0	192	2,310,791

*	as of December 31, 2019

The following table shows information on the other accounts managed by each portfolio manager that have advisory fees wholly or partly based on performance as of February 28, 2019:

	Performance Based Fee Advisory Accounts
	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)	Number of Accounts	Total Assets ($thousands)
Municipal Income Fund
Kevin M. Ellis*	0	$0	0	$0	0	$0
Wayne Godlin*	0	0	0	0	0	0
David Sivinski	0	0	0	0	0	0

*	as of December 31, 2019

The “Portfolio Managers — Portfolio Managers’ Ownership of Securities — Municipal Income Fund” section will be deleted in its entirety and replaced with the following:

Portfolio Managers’ Ownership of Securities

The following table indicates for each Fund the dollar range of securities of each Fund beneficially owned by each portfolio manager, as of February 28, 2019:

Dollar Range of Securities in the Fund
Fund	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Municipal Income Fund
Kevin M. Ellis*	X
Wayne Godlin*	X
David Sivinski	X

*	as of February 28, 2020

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE SUMMARY PROSPECTUSES, PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

SUP-MI-320